Condensed Consolidated Balance Sheets (Unaudited)		Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
Current assets
Cash and cash equivalents		$ 2,931,499	¥ 21,273,012	¥ 20,618,058
Restricted cash		12,816	93,000	154,072
Accounts receivable (net of allowance of RMB641,101 and RMB738,023 as of September 30,2024 and March 31, 2025, respectively)		2,350,138	17,054,250	12,677,175
Other receivable (net of allowance of RMB2,630 and nil as of September 30, 2024 and March 31, 2025, respectively)		45,570	330,690	247,550
Amounts due from related parties		527,302	3,826,469	4,525,495
Contract assets-current (net of allowance of RMB2,292,498 and RMB2,604,481 as of September 30, 2024 and March 31, 2025, respectively)		19,793,190	143,633,239	123,079,151
Prepaid expenses and other current assets		1,113,931	8,083,461	6,155,161
Total current assets		26,774,446	194,294,121	167,456,662
Non-current assets
Property, plant and equipment, net		12,436	90,242	97,359
Deferred tax assets		87,418	634,369	572,187
Operating lease right-of-use assets		4,432	32,161	127,163
Contract assets- non-current, net		599,196	4,348,188	4,824,870
Total non-current assets		703,482	5,104,960	5,621,579
TOTAL ASSETS		27,477,928	199,399,081	173,078,241
Current liabilities
Short-term borrowing		1,378,037	10,000,000
Accounts payable		3,036,993	22,038,550	26,759,291
Contract liabilities		322,056	2,337,063	255,740
Accrued expenses and other current liabilities		17,682,507	128,316,651	108,867,471
Amounts due to related parties		84,161	610,730	14,446,857
Income tax payable		985,776	7,153,482	5,277,938
Operating lease liabilities, current portion				95,003
Total current liabilities		23,489,530	170,456,476	155,702,300
Non-current liabilities
Total non-current liabilities
TOTAL LIABILITIES		23,489,530	170,456,476	155,702,300
SHAREHOLDERS’ EQUITY
Stock Subscription Receivable		(2,001)	(14,521)	(14,043)
Ordinary shares subscribed (US$0.0001 par value, 500,000,000 shares authorized as of September 30, 2024 and March 31, 2025; 20,011,132 shares issued and outstanding as of September 30, 2024 and March 31, 20251)	[1]	2,001	14,521	14,043
Statutory reserve		609,710	4,424,481	3,267,815
Retained earnings		3,378,688	24,518,124	14,108,126
TOTAL SHAREHOLDERS’ EQUITY		3,988,398	28,942,605	17,375,941
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 27,477,928	¥ 199,399,081	¥ 173,078,241

[1]	Giving retroactive effect to Reorganization transactions.